Group Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of interest in subsidiaries
At December 31, 2024, Jumia consolidated the Parent entity (Jumia Technologies AG) and the following subsidiaries:

Company name	Country of incorporation	% control		Principal activities(1)
		December 31, 2023	December 31, 2024
Africa Internet General Trading LLC	UAE	100.00	100.00	Services
Africa Internet Services SAS	FRANCE	100.00	100.00	Not active
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding

AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.89	99.89	Holding
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Atol Internet Services S.a.r.l. Tunisia	TUNISIA	100.00	100.00	Not active
Atol Ivory Coast SARL	IVORY COAST	100.00	0.00	—
Atol Services Gabon SARL	GABON	100.00	100.00	Not active
Atol Technology PLC	ETHIOPIA	100.00	100.00	Not active
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Ecart Internet Services Nigeria Ltd.	NIGERIA	99.89	99.89	Online retailer
Ecart Services Algeria SARL	ALGERIA	100.00	100.00	Not active
Ecart Services Cameroon Ltd.	CAMEROON	100.00	100.00	Not active
Ecart Services Ivory Coast SARL	IVORY COAST	100.00	100.00	Online retailer
Ecart Services Kenya Ltd.	KENYA	100.00	100.00	Online retailer
Ecart Services Morocco Sarlau	MOROCCO	100.00	100.00	Online retailer
Ecart Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Hellopay Africa Integrated Services Ltd.	NIGERIA	100.00	100.00	JumiaPay
Jade E-Services Algeria SARL	ALGERIA	100.00	100.00	Marketplace
Jade E-Services Ghana Ltd.	GHANA	100.00	100.00	Online retailer
Jade E-Services Kenya Ltd.	KENYA	100.00	100.00	Not active
Jade E-Services Senegal SARL	SENEGAL	100.00	100.00	Online retailer
Jade E-Services South Africa Proprietary Ltd.	SOUTH AFRICA	100.00	100.00	Online retailer
Jade E-Services Tunisia SARL	TUNISIA	100.00	100.00	Not active
Jade E-Services Uganda Ltd.	UGANDA	100.00	100.00	Online retailer
Jolali Global Resources Ltd.	NIGERIA	99.89	99.89	Not active
Jumia Egypt LLC	EGYPT	100.00	100.00	Online retailer
Jumia Electronic Payment Services S.A.E	EGYPT	100.00	100.00	JumiaPay
Jumia Eservices SARL	TUNISIA	100.00	100.00	Online retailer
Jumia Financial Services Ltd.	Nigeria	100.00	100.00	JumiaPay
Jumia for Trading LLC	EGYPT	100.00	100.00	Importation
Jumia Payment Services Kenya Ltd.	KENYA	100.00	100.00	JumiaPay
Jumia Payment Services Ltd.	UGANDA	100.00	100.00	JumiaPay
Jumia Services FZ-LLC	UAE	100.00	100.00	Services
Jumia Services GmbH	GERMANY	100.00	100.00	Services
Jumia Technologies Cote D'Ivoire SARLU	IVORY COAST	100.00	100.00	Marketing services

Jumia Technologies SUARL	TUNISIA	100.00	100.00	Services
Jumia Technology Services (Shenzhen) Co., Ltd	CHINA	100.00	100.00	Services
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Jumia USA LLC	USA	100.00	100.00	Services
JumiaPay Tunisie Suarl	TUNISIA	100.00	100.00	JumiaPay
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel E-Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Lendico S.A (PTY) Ltd.	SOUTH AFRICA	100.00	0.00	—
Lipco Internet Services Zimbabwe Ltd.	ZIMBABWE	100.00	100.00	Not active
Silveroak Internet Services Portugal, Unipessoal Lda	PORTUGAL	100.00	100.00	Services
Vamido Global Resources Ltd.	NIGERIA	99.89	99.89	Not active
_________________________
(1)Principal activities as of December 31, 2024